Commitments and contingencies	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Commitments and contingencies

16.	COMMITMENTS AND CONTINGENCIES

TRANSACTION PURSUANT TO ACQUIRE AN ENTITY (VIABLE ASSET)

The Company entered into a share purchase agreement (“Agreement”) with the shareholders of Cilo Cybin Pharmaceutical Proprietary Limited (“CC Pharmaceutical”) in November 2024. In terms of the Agreement, and subject to the fulfilment of the conditions precedent, the Company will acquire all the issued shares in CC Pharmaceutical from the Sellers for an aggregate purchase consideration of R845 million to be settled through the issue of Cilo Cybin ordinary shares.

Besides the transaction mentioned above, there were no other commitments or contingencies in the Company for the current period.

12. COMMITMENTS AND CONTINGENCIES There were no commitments or contingencies in the Company for the current period.